US Vegan Climate ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communications - 14.0%
Airbnb, Inc. - Class A (a)	2,049	$249,814
Alphabet, Inc. - Class A	28,817	4,576,140
Arista Networks, Inc. (a)	4,651	382,638
AT&T, Inc.	34,637	959,445
Booking Holdings, Inc.	156	795,488
CDW Corporation	641	102,919
Charter Communications, Inc. - Class A (a)	454	177,904
Cisco Systems, Inc.	46,807	2,702,168
Comcast Corporation - Class A	18,482	632,084
DoorDash, Inc. - Class A (a)	1,561	301,101
eBay, Inc.	2,353	160,381
Expedia Group, Inc.	599	94,001
FactSet Research Systems, Inc.	182	78,664
Gen Digital, Inc.	2,612	67,572
GoDaddy, Inc. - Class A (a)	644	121,285
Omnicom Group, Inc.	929	70,753
Palo Alto Networks, Inc. (a)	3,112	581,726
Pinterest, Inc. - Class A (a)	2,905	73,555
Robinhood Markets, Inc. - Class A (a)	2,441	119,878
T-Mobile US, Inc.	2,358	582,308
Trade Desk, Inc. - Class A (a)	2,148	115,197
Uber Technologies, Inc. (a)	9,788	792,926
VeriSign, Inc. (a)	402	113,412
Verizon Communications, Inc.	20,340	896,180
		14,747,539

Consumer, Cyclical - 6.6%
AutoNation, Inc. (a)	122	21,246
CarMax, Inc. (a)	742	47,985
Copart, Inc. (a)	4,129	251,993
Cummins, Inc.	657	193,053
DR Horton, Inc.	1,390	175,613
Fastenal Company	2,761	223,558
Ferguson Enterprises, Inc.	912	154,730
Genuine Parts Company	654	76,878
Lennar Corporation - Class A	1,133	123,055
Lithia Motors, Inc.	125	36,595
Live Nation Entertainment, Inc. (a)	704	93,245
LKQ Corporation	1,205	46,043
National Vision Holdings, Inc. (a)	3,910	48,288
NVR, Inc. (a)	13	92,635
O'Reilly Automotive, Inc. (a)	279	394,841
PACCAR, Inc.	2,497	225,254
Planet Fitness, Inc. - Class A (a)	403	38,120
Pool Corporation	183	53,645
PulteGroup, Inc.	978	100,323
Rivian Automotive, Inc. - Class A (a)	3,459	47,250
Tesla, Inc. (a)	14,833	4,185,279
Toll Brothers, Inc.	481	48,518
Watsco, Inc.	159	73,115
WW Grainger, Inc.	211	216,129
		6,967,391

Consumer, Non-cyclical - 8.4%
Automatic Data Processing, Inc.	1,968	591,581
Avis Budget Group, Inc. (a)	345	31,957
Beyond Meat, Inc. (a)	6,999	17,357
Block, Inc. (a)	2,667	155,939
Celsius Holdings, Inc. (a)	750	26,220
Centene Corporation (a)	2,531	151,480
Cigna Group	1,327	451,233
Elevance Health, Inc.	1,117	469,788
elf Beauty, Inc. (a)	260	16,086
Equifax, Inc.	589	153,217
Ginkgo Bioworks Holdings, Inc. (a)	3,515	25,906
Global Payments, Inc.	1,219	93,022
H&R Block, Inc.	661	39,905
HCA Healthcare, Inc.	898	309,882
Hertz Global Holdings, Inc. (a)	15,848	108,083
Humana, Inc.	577	151,312
IQVIA Holdings, Inc. (a)	858	133,050
McKesson Corporation	624	444,781
Molina Healthcare, Inc. (a)	278	90,909
Moody's Corporation	756	342,559
Natera, Inc. (a)	566	85,426
Omnicell, Inc. (a)	2,530	79,088
PayPal Holdings, Inc. (a)	4,934	324,855
Robert Half, Inc.	486	21,530
S&P Global, Inc.	1,507	753,575
TransUnion	935	77,568
United Rentals, Inc.	314	198,275
UnitedHealth Group, Inc.	7,609	3,130,647
Verisk Analytics, Inc.	684	202,758
Waters Corporation (a)	283	98,408
		8,776,397

Energy - 0.1%
Enphase Energy, Inc. (a)	628	28,003
First Solar, Inc. (a)	485	61,023
Plug Power, Inc. (a)	9,330	8,141
Sunrun, Inc. (a)	4,541	31,287
		128,454

Financial - 21.7%
Aflac, Inc.	2,438	264,962
Allstate Corporation	1,265	250,963
American Express Company	2,673	712,114
American International Group, Inc.	3,105	253,120
American Tower Corporation	2,252	507,623
Ameriprise Financial, Inc.	471	221,850
Aon PLC - Class A	944	334,922
Arch Capital Group Ltd.	1,738	157,602
Arthur J Gallagher & Company	1,045	335,121
AvalonBay Communities, Inc.	682	143,206
Bank of New York Mellon Corporation	3,511	282,319
Brown & Brown, Inc.	1,152	127,411
Capital One Financial Corporation	1,821	328,253
Cboe Global Markets, Inc.	498	110,456
CBRE Group, Inc. - Class A (a)	1,472	179,849
Chubb Ltd.	1,942	555,567
Cincinnati Financial Corporation	739	102,876
Citizens Financial Group, Inc.	2,153	79,424
CME Group, Inc.	1,733	480,180
CoStar Group, Inc. (a)	1,964	145,670
Crown Castle, Inc.	2,089	220,933
Discover Financial Services	1,208	220,665
Equinix, Inc.	453	389,920
Equity Residential	1,648	115,788
Essex Property Trust, Inc.	305	85,141
Everest Group Ltd.	155	55,619
Extra Space Storage, Inc.	1,008	147,692
Fidelity National Financial, Inc.	1,252	80,191
Fifth Third Bancorp	3,258	117,093
First Horizon Corporation	2,567	46,411
Hartford Insurance Group, Inc.	1,407	172,597
Healthpeak Properties, Inc.	3,364	60,014
Huntington Bancshares, Inc.	6,985	101,492
Interactive Brokers Group, Inc. - Class A	495	85,066
Intercontinental Exchange, Inc.	2,743	460,742
Invitation Homes, Inc.	2,763	94,467
Iron Mountain, Inc.	1,402	125,717
KeyCorp	4,541	67,388
Kimco Realty Corporation	3,173	63,397
LPL Financial Holdings, Inc.	356	113,845
M&T Bank Corporation	802	136,148
Markel Group, Inc. (a)	58	105,479
Marsh & McLennan Companies, Inc.	2,365	533,237
Mastercard, Inc. - Class A	7,605	4,167,996
MetLife, Inc.	2,829	213,222
Mid-America Apartment Communities, Inc.	556	88,765
Millrose Properties, Inc. (a)	547	13,684
Nasdaq, Inc.	1,986	151,353
Progressive Corporation	2,821	794,789
Prologis, Inc.	4,461	455,914
Prudential Financial, Inc.	1,721	176,764
Public Storage	756	227,125
Raymond James Financial, Inc.	895	122,651
Realty Income Corporation	4,203	243,186
Regions Financial Corporation	4,390	89,600
SBA Communications Corporation	513	124,864
Simon Property Group, Inc.	1,557	245,041
Sun Communities, Inc.	595	74,036
Synchrony Financial	1,903	98,861
Tradeweb Markets, Inc. - Class A	559	77,310
Travelers Companies, Inc.	1,088	287,373
Truist Financial Corporation	6,450	247,293
Ventas, Inc.	1,993	139,669
Visa, Inc. - Class A	14,125	4,880,187
W R Berkley Corporation	1,449	103,879
Welltower, Inc.	2,987	455,786
Willis Towers Watson PLC	487	149,899
WP Carey, Inc.	1,047	65,375
		22,867,152

Industrial - 5.1%
Advanced Drainage Systems, Inc.	317	35,976
Builders FirstSource, Inc. (a)	550	65,797
Carrier Global Corporation	4,066	254,288
Crown Holdings, Inc.	573	55,197
Deere & Company	1,206	559,053
Dover Corporation	656	111,946
Eaton Corp. PLC	1,911	562,541
EMCOR Group, Inc.	220	88,154
Energizer Holdings, Inc.	2,023	54,702
Expeditors International of Washington, Inc.	672	73,860
FedEx Corporation	1,080	227,156
Graco, Inc.	806	65,778
Graphic Packaging Holding Company	1,426	36,092
Hubbell, Inc.	258	93,700
IDEX Corporation	363	63,151
Jabil, Inc.	531	77,823
Johnson Controls International PLC	3,202	268,648
Keysight Technologies, Inc. (a)	831	120,827
Lennox International, Inc.	149	81,466
Mettler-Toledo International, Inc. (a)	100	107,057
Otis Worldwide Corporation	1,929	185,705
Owens Corning	413	60,054
Parker-Hannifin Corporation	615	372,112
Rockwell Automation, Inc.	545	134,986
Saia, Inc. (a)	126	30,744
Silgan Holdings, Inc.	382	19,730
Simpson Manufacturing Company, Inc.	201	30,892
Smurfit WestRock PLC	2,455	103,159
Snap-on, Inc.	245	76,883
Stanley Black & Decker, Inc.	731	43,875
Toro Company	489	33,389
Trane Technologies PLC	1,084	415,508
Trex Company, Inc. (a)	520	30,066
Trimble, Inc. (a)	1,171	72,766
United Parcel Service, Inc. - Class B	3,536	336,981
Vertiv Holdings Company - Class A	1,644	140,365
Westinghouse Air Brake Technologies Corporation	834	154,073
XPO, Inc. (a)	547	58,048
		5,302,548

Technology - 43.5%(b)
Accenture PLC - Class A	7,366	2,203,539
Adobe, Inc. (a)	5,179	1,942,021
Advanced Micro Devices, Inc. (a)	18,926	1,842,446
Akamai Technologies, Inc. (a)	715	57,615
ANSYS, Inc. (a)	416	133,902
Apple, Inc.	22,482	4,777,425
Applied Materials, Inc.	3,970	598,319
AppLovin Corporation - Class A (a)	1,081	291,124
Atlassian Corporation - Class A (a)	772	176,255
Autodesk, Inc. (a)	1,037	284,397
Broadcom, Inc.	31,042	5,974,654
Broadridge Financial Solutions, Inc.	558	135,259
Cadence Design Systems, Inc. (a)	1,316	391,826
Cloudflare, Inc. - Class A (a)	1,439	173,803
Cognizant Technology Solutions Corporation - Class A	2,391	175,906
Crowdstrike Holdings, Inc. - Class A (a)	1,107	474,759
Datadog, Inc. - Class A (a)	1,456	148,745
Dell Technologies, Inc. - Class C	1,454	133,419
Electronic Arts, Inc.	1,153	167,289
Fair Isaac Corporation (a)	114	226,824
Fidelity National Information Services, Inc.	2,635	207,849
Fiserv, Inc. (a)	2,759	509,229
Fortinet, Inc. (a)	2,964	307,545
Gartner, Inc. (a)	359	151,168
Guidewire Software, Inc. (a)	377	77,198
HubSpot, Inc. (a)	231	141,257
Intel Corporation	20,659	415,246
International Business Machines Corporation	10,993	2,658,327
Intuit, Inc.	1,315	825,123
Jack Henry & Associates, Inc.	349	60,527
KLA Corporation	644	452,532
Lam Research Corporation	6,246	447,651
Manhattan Associates, Inc. (a)	291	51,621
Marvell Technology, Inc.	4,168	243,286
Microchip Technology, Inc.	2,534	116,767
Micron Technology, Inc.	5,340	410,913
MicroStrategy, Inc. - Class A (a)	880	334,497
MongoDB, Inc. (a)	345	59,399
Monolithic Power Systems, Inc.	224	132,854
MSCI, Inc.	366	199,510
NetApp, Inc.	983	88,224
Nutanix, Inc. - Class A (a)	1,205	82,784
NVIDIA Corporation	34,911	3,802,506
ON Semiconductor Corporation (a)	2,060	81,782
Oracle Corporation	17,131	2,410,674
Paychex, Inc.	1,551	228,183
PTC, Inc. (a)	570	88,333
Pure Storage, Inc. - Class A (a)	1,490	67,586
QUALCOMM, Inc.	13,242	1,965,907
ROBLOX Corporation - Class A (a)	2,420	162,261
Salesforce, Inc.	9,937	2,670,171
Sandisk Corporation (a)	551	17,693
Seagate Technology Holdings PLC	946	86,114
ServiceNow, Inc. (a)	2,435	2,325,449
Skyworks Solutions, Inc.	769	49,431
Snowflake, Inc. - Class A (a)	1,530	244,020
SS&C Technologies Holdings, Inc.	1,033	78,095
Super Micro Computer, Inc. (a)	2,412	76,846
Synopsys, Inc. (a)	736	337,831
Take-Two Interactive Software, Inc. (a)	788	183,856
Teradyne, Inc.	786	58,329
Texas Instruments, Inc.	10,692	1,711,255
Tyler Technologies, Inc. (a)	201	109,203
Veeva Systems, Inc. - Class A (a)	713	166,621
Western Digital Corporation (a)	1,653	72,501
Workday, Inc. - Class A (a)	1,021	250,145
Zebra Technologies Corporation - Class A (a)	243	60,828
Zoom Communications, Inc. - Class A (a)	1,260	97,700
Zscaler, Inc. (a)	448	101,324
		45,787,678

Utilities - 0.1%
American Water Works Company, Inc.	940	138,189
TOTAL COMMON STOCKS (Cost $82,206,584)		104,715,348

SHORT-TERM INVESTMENTS - 0.5%		Value
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.25% (c)	547,505	547,505
TOTAL SHORT-TERM INVESTMENTS (Cost $547,505)		547,505

TOTAL INVESTMENTS - 100.0% (Cost $82,754,089)		105,262,853
Other Assets in Excess of Liabilities - 0.0% (d)		20,113
TOTAL NET ASSETS - 100.0%		$105,282,966
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

US Vegan Climate ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$104,715,348	$–	$–	$104,715,348
Money Market Funds	547,505	–	–	547,505
Total Investments	$105,262,853	$–	$–	$105,262,853

Refer to the Schedule of Investments for further disaggregation of investment categories.